Non-Controlling Interest	12 Months Ended
Jun. 30, 2022
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTEREST

18. NON-CONTROLLING INTEREST

On July 3, 2018, the Group acquired 51% equity interest of Zhonghui. Zhonghui was sold to a third party in December 2020, and had been divested from our consolidated financial statement since then. As of June 30, 2020, 2021 and 2022, non-controlling interest related to the 49% minority interest in Zhonghui was RMB2,525, nil and nil.

For the year ended June 30, 2020, 2021 and 2022, non-controlling interest related to Zhonghui in the Consolidated Statements of Operations and Comprehensive Loss was loss of RMB648, gain of RMB304 and nil.